INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 19, 2019 CNY (¥) director ¥ / shares shares	Dec. 10, 2019 CNY (¥) shareholder	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in investments in associates
As at January 1				¥ 6,363,462	¥ 6,935,030
Share of profits and losses of associates			$ (7,005)	(48,767)	(39,335)	¥ 165,249
As at December 31			1,366,371	9,512,401	6,363,462	6,935,030
Total subscription amount			$ 381,115	2,653,244	266,300	857,317
Associates
Movements in investments in associates
As at January 1				6,363,462	6,935,030
Capital injections				729,368	315,300
A subsidiary changed into an associate				16,283
Associates changed into subsidiaries					(862,214)
Disposal				(20,250)	(32,720)
Share of profits and losses of associates				(48,767)	(39,335)
Cash dividends declared				(50,314)	(36,157)
Share of changes in reserves				7,811	(4,888)
As at December 31				9,512,401	¥ 6,363,462	¥ 6,935,030
Investment to Yunnan Aluminium
Movements in investments in associates
Investment made in associates				1,491,736
Number of shares subscribed | shares	314,050,688
Price per share | ¥ / shares	¥ 4.10
Total subscription amount	¥ 1,288,000
Ownership interest in associate (in percent)	10.04%
Number of director which can be appointed by associates | director	1
Total number of director | director	11
Fair value adjustments				204,000
Investment to Heqing Yixin Aluminum Industry Co., Ltd.
Movements in investments in associates
Investment made in associates				941,160
Total subscription amount		¥ 850,000
Ownership interest in associate (in percent)		38.90%
Fair value adjustments				¥ 91,000
Guangxi Huayin Aluminum Co., Ltd.
Movements in investments in associates
Number of individual shareholders | shareholder		3